Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial information by segment [Abstract]
Profit attributable to the Company	$ (16,033)	$ (24,661)
Profit attributable to non-controlling interest	(6,240)	(6,130)
Income tax	3,942	(2,168)
Financial expense, net	166,330	159,387
Depreciation, amortization, and impairment charges	210,217	207,118
Total segment Adjusted EBITDA	(407,334)	(403,828)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit attributable to the Company	16,033	24,661
Profit attributable to non-controlling interest	6,240	6,130
Income tax	3,942	(2,168)
Financial expense, net	166,330	159,387
Depreciation, amortization, and impairment charges	210,217	207,118
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	4,572	8,700
Total segment Adjusted EBITDA	$ 407,334	$ 403,828